Consolidated Balance Sheets - USD ($)	Aug. 31, 2016	Feb. 29, 2016	Feb. 28, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 86,233	$ 363,783	$ 257,820
Notes receivable	0	125,000	0
Prepaid expenses	103,983	33,121	38,748
Total Current Assets	190,216	521,904	296,568
Equipment (net of accumulated depreciation of $216,928, $169,396 and $96,089, respectively)	449,520	497,052	526,606
Refundable deposits	43,600	43,600	278,952
TOTAL ASSETS	683,336	1,062,556	1,102,126
Current liabilities
Accounts payable	1,240,800	746,144	293,152
Accrued expenses	273,782	214,311	4,565
Current portion of capital lease		0	99,965
Notes payable (net of discount $390,015 and $743,282, respectively)	1,792,601	1,533,120	0
Accrued interest payable	108,000	56,000	2,352
Accrued dividends on Series B Preferred Stock	48,812	48,317	16,767
Total Current Liabilities	3,463,995	2,597,892	416,800
Capital lease		0	169,676
Warrant liability	226,771	234,461	273,000
Total Liabilities	3,690,766	2,832,353	859,476
STOCKHOLDERS' (DEFICIT) EQUITY
Common Stock, ($0.0001 par value; 150,000,000 shares authorized; 1,976,201, 1,851,201 and 1,831,483 shares issued and outstanding, respectively)	222	185	183
Additional Paid-in-capital	22,468,879	21,607,259	18,965,529
Accumulated deficit	(25,476,618)	(23,377,328)	(18,723,149)
Total stockholders' (deficit) equity	(3,007,430)	(1,769,797)	242,650
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	683,336	1,062,556	1,102,126
Series A Preferred Stock [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Convertible Preferred Stock: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 874,257, 874,257 and 874,257 issued and outstanding, respectively), Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 666, 659 and 229 shares issued and outstanding, respectively)	87	87	87
Series B Preferred Stock [Member]
STOCKHOLDERS' (DEFICIT) EQUITY
Convertible Preferred Stock: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 874,257, 874,257 and 874,257 issued and outstanding, respectively), Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 666, 659 and 229 shares issued and outstanding, respectively)	$ 0	$ 0	$ 0